Non-Current Liabilities - Employee Benefits - Schedule of Reconciliations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliations [Abstract]
Balance at the beginning of the year	$ 228,625	$ 212,848
Balance at the end of the year	233,954	228,625
Interest cost	11,084	10,841
Current service cost	12,706	13,009
Actuarial loss/(gains) from financial assumptions	(17,032)	(2,439)
Foreign exchanges differences	$ (1,429)	$ (5,634)